Schedule of derivative instruments contracted (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Unrealized gain/loss Carrying amount	R$ 1,451	R$ 2,360
Unrealized gain/loss fair value	1,213	2,949
TOTAL CURRENT		523
Non-current asset	1,219	2,426
[custom:NoncurrentLiabilities3-0]	R$ (6)
Over The Counters [Member]
IfrsStatementLineItems [Line Items]
Assets	US$ exchange variation + Rate (9.25% p.y.) (1)
Liability	R$151.99% of CDI
Maturity period	Interest: Half-yearly Principal: Dec. 2024
Trade market	Over the counter
Unrealized gain/loss Carrying amount	R$ 873	1,772
Unrealized gain/loss fair value	R$ 706	2,110
Over The Counters [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Notional amount		500
Over The Counters One [Member]
IfrsStatementLineItems [Line Items]
Assets	US$ exchange variation + Rate (9.25% p.y.) (1)
Liability	R$125.52% of CDI
Maturity period	Interest: Half-yearly Principal: Dec. 2024
Trade market	Over the counter
Unrealized gain/loss Carrying amount	R$ 578	588
Unrealized gain/loss fair value	507	R$ 839
Over The Counters One [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Notional amount	R$ 500